UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-5831
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-5831
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
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                     Date of fiscal year end: December 31
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                     Date of reporting period: September 30, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS



MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2010

                                                                        MARKET VALUE
                                                                      --------------
COMMON STOCK - 95.8%

Airlines - 2.6%
    *200,000   AMR Corp.                                                   1,254,000

Auto Manufacturers - 3.5%
    *140,000   Ford Motor Co.                                              1,713,600

Auto Parts & Equipment - 2.0%
     *10,000   BorgWarner, Inc.                                              526,200
      15,000   Johnson Controls, Inc.                                        457,500
                                                                      --------------
                                                                             983,700
Banks - 4.6%
     100,000   Bank of America Corp.                                       1,311,000
       8,000   PNC Financial Services Group, Inc.                            415,280
      20,000   SunTrust Banks, Inc.                                          516,600
                                                                      --------------
                                                                           2,242,880
Beverages - 0.8%
     *12,000   Green Mountain Coffee Roasters, Inc.                          374,280

Biotechnology - 2.2%
     *25,000   Human Genome Sciences, Inc.                                   744,750
      *7,000   Illumina, Inc.                                                344,400
                                                                      --------------
                                                                           1,089,150
Coal - 1.0%
      10,000   Peabody Energy Corp.                                          490,100

Commercial Services - 4.8%
       4,000   MasterCard, Inc. - CL A                                       896,000
      10,000   Sotheby's                                                     368,200
       3,500   Strayer Education, Inc.                                       610,750
     *12,000   VistaPrint NV                                                 463,800
                                                                      --------------
                                                                           2,338,750
Computers - 4.8%
      *5,500   Apple, Inc.                                                 1,560,625
     *12,000   Cognizant Technology Solutions Corp. - CL A                   773,640
                                                                      --------------
                                                                           2,334,265
Distribution/Wholesale - 1.1%
      10,000   Fastenal Co.                                                  531,900

Diversified Financial Services - 4.9%
      12,000   American Express Co.                                          504,360
     300,000   Citigroup, Inc.                                             1,170,000
      19,000   JPMorgan Chase & Co.                                          723,330
                                                                      --------------
                                                                           2,397,690
Electric - 1.3%
     *55,000   The AES Corp.                                                 624,250

Energy-Alternate Sources - 1.4%
      *4,700   First Solar, Inc.                                             692,545

Engineering & Construction - 1.0%
      10,000   Fluor Corp.                                                   495,300

Healthcare-Products - 1.3%
      *2,200   Intuitive Surgical, Inc.                                      624,228

Healthcare-Services - 1.4%
      20,000   UnitedHealth Group, Inc.                                      702,200

Home Builders - 3.6%
      50,000   D.R. Horton, Inc.                                             556,000
      40,000   Lennar Corp. - CL A                                           615,200
     *65,000   Pulte Homes, Inc.                                             569,400
                                                                      --------------
                                                                           1,740,600
Insurance - 1.3%
     *70,000   MGIC Investment Corp.                                         646,100

Internet - 14.3%
     *10,000   Akamai Technologies, Inc.                                     501,800
     *12,000   Baidu, Inc. - SP ADR (b)                                    1,231,440
      12,000   Ctrip.com Int'l, Ltd. - ADR (b)                               573,000
     *25,000   eBay, Inc.                                                    610,000
      *5,000   Equinix, Inc.                                                 511,750
      *3,000   Google, Inc. - CL A                                         1,577,370
     *10,000   MercadoLibre, Inc.                                            721,800
      *2,500   Priceline.com, Inc.                                           870,850
     *25,000   Symantec Corp.                                                379,250
                                                                      --------------
                                                                           6,977,260
Iron/Steel - 1.2%
       9,000   Cliffs Natural Resources, Inc.                                575,280

Leisure Time - 1.3%
     *20,000   Royal Caribbean Cruises Ltd.                                  630,600

Lodging - 7.1%
     *51,000   Las Vegas Sands Corp.                                       1,777,350
     *14,000   Starwood Hotels & Resorts Worldwide, Inc.                     735,700
      11,000   Wynn Resorts Ltd.                                             954,470
                                                                      --------------
                                                                           3,467,520
Machinery-Construction & Mining - 1.0%
       6,000   Caterpillar, Inc.                                             472,080

Machinery-Diversified - 3.0%
      10,000   Cummins, Inc.                                                 905,800
       8,000   Deere & Co.                                                   558,240
                                                                      --------------
                                                                           1,464,040
Media - 1.8%
    *750,000   Sirius Satellite Radio, Inc.                                  900,000

Mining - 1.7%
      10,000   Freeport-McMoran Copper & Gold, Inc. - CL B                   853,900

Miscellaneous Manufacturing - 0.7%
       5,000   Parker-Hannifin Corp.                                         350,300

Oil & Gas - 4.5%
      12,000   Anadarko Petroleum Corp.                                      684,600
      25,000   Chesapeake Energy Corp.                                       566,250
     *15,000   Transocean Ltd.                                               964,350
                                                                      --------------
                                                                           2,215,200
Oil & Gas Services - 1.3%
      20,000   Halliburton Co.                                               661,400

Pharmaceuticals - 2.1%
     *10,000   Medco Health Solutions, Inc.                                  520,600
      10,000   Teva Pharmaceutical Industries Ltd - SP ADR (b)               527,500
                                                                      --------------
                                                                           1,048,100
Retail - 0.7%
       8,000   Darden Restaurants, Inc.                                      342,240

Semiconductors - 1.1%
      15,000   Broadcom Corp. - CL A                                         530,850

Software - 4.1%
     *12,000   athenahealth, Inc.                                            396,240
      *5,000   Cerner Corp.                                                  419,950
     *14,000   VeriFone Sytems, Inc.                                         434,980
      *9,000   VMWare, Inc.                                                  764,460
                                                                      --------------
                                                                           2,015,630
Telecommunications - 3.6%
      10,000   America Movil S.A. de C.V. - ADR Series L (b)                 533,300
     *13,000   NII Holdings, Inc.                                            534,300
      15,000   Qualcomm, Inc.                                                676,800
                                                                      --------------
                                                                           1,744,400
Transportation - 2.7%
      14,000   Expeditors Int'l of Washington , Inc.                         647,220
      10,000   United Parcel Service, Inc. - CL B                            666,900
                                                                      --------------
                                                                           1,314,120
                                                                      --------------

TOTAL COMMON STOCK                                                        46,838,458
 (COST $39,917,311)(a)



MUTUAL FUNDS - 3.8%
   1,866,161   Fidelity Money Market Portfolio - Class Select              1,866,161

                                                                      --------------

TOTAL Mutual Funds                                                         1,866,161
 (COST $1,866,161)(a)
                                                                      --------------

TOTAL INVESTMENTS - 99.6%                                                 48,704,619
   (COST $41,783,472)(a)

OTHER ASSETS LESS LIABILITIES - 0.4%                                         175,022
                                                                      --------------

TOTAL NET ASSETS - 100%                                                  $48,879,641
                                                                      ==============





(a) Cost for book and tax purposes is $41,783,472; the aggregate gross unrealized appreciation is $7,811,256 and the aggregate gross unrealized depreciation is $890,109, resulting in net unrealized appreciation of $6,921,147.

(b) American Depository Receipt (ADR)


*  Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the respective Funds' investments at September 30, 2010, based on the inputs used to value them:



                                     INVESTMENTS IN SECURITIES (Unaudited)
Types of Investments              LEVEL 1         LEVEL 2       LEVEL 3   TOTAL


MONETTA FUND -
   Common Stocks                  $ 46,838,458    $          0  $     0   $ 46,838,458
   Money Market Funds             $  1,866,161    $          0  $     0   $  1,866,161
                                    ----------      ----------    -----     ----------
FUND TOTAL                        $ 48,704,619    $          0  $     0   $ 48,704,619



For additional cateogry information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2010
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(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ MARIA C. DE NICOLO
                         -------------------------------------------------------
                          Maria C. De Nicolo, Principal Financial Officer

Date                      November 24, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 24, 2010
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By (Signature and Title)* /s/  MARIA C. DE NICOLO
                         -------------------------------------------------------
                          Maria C. De Nicolo, Principal Financial Officer

Date                      November 24, 2010
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